FINANCE INCOME AND FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income And Expenses [Abstract]
Summary of Finance Income and Finance Expenses

	Year Ended December 31,
	2022	2021	2020
Finance Income (foreign exchange gain)	2,322	2,581	303

Finance expense consists of the following:
Foreign exchange loss	225	1,041	173
Interest expense on borrowings	464	480	1,521
Interest expense on lease liabilities	182	188	204
Unwinding of deferred consideration	325	—	—
Warrants repurchase	—	—	157
Other finance results	103	100	44
Total finance expenses	1,299	1,809	2,099
Net finance income (loss)	1,023	772	(1,796)